STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Expenses
Mining exploration and metallurgy (Note 11)	$ 3,520,097	$ 1,184,443
Share based compensation (Note 13 and 14)	1,646,973	542,805
Professional fees (Note 14)	996,483	371,631	54,738
Business development	854,242	377,387
Research and development expenses (Note 7)	433,799
Consulting fees (Note 14)	392,729	57,366
Management fees (Note 14)	306,000	308,389
Regulatory and compliance expenses	184,735	159,254	9,779
General administrative expenses	177,714	202,233
Directors’ fees (Note 14)	86,400	66,500
Total expenses	(8,599,172)	(3,270,008)	(64,517)
Other Income/(expenses)
Interest income	57,713
Financing expense (Note 8 and 14)	(66,516)
Gain on amortization of flow-through share premium liability (Note 12)	383,218	74,767
Gain on recognition of fair value of loan (Note 9)		6,877
Impairment of mineral property (Note 11)	(109,325)
Foreign exchange gain on investments (Note 7)	(4,157)
Gain on investments measured at fair value through profit or loss (Note 7)	45,771
Net loss and comprehensive loss	$ (8,292,468)	$ (3,188,364)	$ (64,517)
Loss per common share – basic and diluted	$ (0.15)	$ (0.13)	$ (0.11)
Weighted average number of common shares outstanding – basic and diluted	55,236,302	25,372,346	598,718